Fair Value of Financial Instruments (Details) - Summary of activity of level 3 fair value measurements - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable At Fair Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 161,282
Changes in fair value measurements	(1,144)
Cash payments	(87,065)
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06
Ending balance	73,073	$ 161,282
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	642
Changes in fair value measurements	(42)
Cash payments
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06
Ending balance	600	642
Obligation To Issue Registered Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	12,635
Changes in fair value measurements
Cash payments
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06	(12,635)	12,635
Ending balance		$ 12,635